Balance Sheet Information	12 Months Ended
Dec. 31, 2010
Balance Sheet Information [Abstract]
Balance Sheet Information

3. Balance Sheet Information

The major components of certain balance sheet accounts at December 31, 2010 and 2009 are as follows:

(in thousands of dollars)	2010	2009
Inventories
Raw materials and supplies	$42,812	$33,592
Work in progress	12,275	10,376
Finished goods	48,641	36,004

Total inventories	$103,728	$79,972

Property, plant and equipment
Land	$6,249	$5,578
Buildings and improvements	55,148	41,840
Machinery and equipment	220,435	181,280
Other	4,960	3,785
Construction in progress	15,137	7,027

Gross property, plant, and equipment	301,929	239,510
Less: Accumulated depreciation	(87,636)	(65,455)

Net property, plant, and equipment	$214,293	$174,055

Intangible assets
Definite-lived intangible assets:
Customer lists (amortized over 10-21 years)	$43,276	$17,089
Patents (amortized over 2-15 years)	7,163	4,262
Trademarks and tradenames (amortized over 20 years)	2,618	1,180

	53,057	22,531
Accumulated amortization	(11,073)	(8,324)

Definite-lived intangible assets	41,984	14,207
Indefinite-lived intangible assets—trademarks and tradenames	51,000	51,000

Net intangible assets	$92,984	$65,207

Accrued liabilities
Interest	$15,141	$10,342
Vacation	6,915	5,949
Payroll and bonuses	4,970	3,125
Pension liability to be funded within one year (see Note 5)	3,008	1,406
Workers' compensation	1,534	1,584
Medical insurance claims	2,882	3,202
Accrued severance (see Note 7)	419	2,092
Customer rebates	6,527	1,377
Property taxes	1,920	1,327
Accrued utilities	1,293	1,042
Accrued freight	1,021	857
Other	1,238	1,476

	$46,868	$33,779

Other liabilities
Liability for pension benefits (see Note 5)	$14,445	$13,021
Postretirement medical benefits (see Note 5)	588	543
Deferred compensation liability (see Note 5)	321	377
Deferred rent	688	743
Other	130	145

	$16,172	$14,829

Amortization expense for definite-lived assets for the years ended December 31, 2010, 2009 and 2008 was approximately $2.8 million, $2.0 million and $2.1 million (excluding approximately $393,000 of amortization due to adjustment of useful life for two patents, see Note 2), respectively. Estimated future annual amortization for definite-lived customer lists, patents, and trademarks/trade names is approximately $3.8 million per year for 2011 through 2014 and is approximately $3.5 million for 2015.